Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 239,011	$ 99,870	$ 60,936
Technology and product development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	61,431	28,271	16,107
Sales and marketing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	16,140	8,045	4,192
Cost of operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	11,743	6,067	1,678
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 149,697	$ 57,487	$ 38,959